Share-based payments - Disclosure of Number of Shares Options Outstanding and Their Characteristics (Details) € / shares in Units, € in Thousands										6 Months Ended
	Jun. 21, 2021 EUR (€) uSDollarPerEuro € / shares	Apr. 20, 2021 EUR (€) uSDollarPerEuro € / shares	Mar. 11, 2020 EUR (€) uSDollarPerEuro € / shares	Oct. 24, 2019 EUR (€) uSDollarPerEuro € / shares	Mar. 29, 2019 EUR (€) uSDollarPerEuro € / shares	Mar. 06, 2018 EUR (€) uSDollarPerEuro € / shares	Jan. 07, 2017 EUR (€) uSDollarPerEuro € / shares	Nov. 03, 2016 EUR (€) uSDollarPerEuro € / shares	Feb. 02, 2016 EUR (€) uSDollarPerEuro € / shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year										€ 1,398	€ 1,542
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year										367	205
OSA 2016 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares									€ 13.05
Exercise price (in euros per share) | € / shares									€ 13.05
Risk-free rate									0.32%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 117
Expense for the year										0	0
OSA 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									59.00%
OSA 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									62.00%
OSA 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									60.00%
OSA 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro									5.5
OSA 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro									6
OSA 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro									6.5
OSA 2016-1 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares									€ 13.05
Exercise price (in euros per share) | € / shares									€ 13.05
Volatility									59.00%
Maturity (in years) | uSDollarPerEuro									5,000
Risk-free rate									0.19%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 69
Expense for the year										0	0
OSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares								€ 14.26
Exercise price (in euros per share) | € / shares								€ 14.26
Risk-free rate								0.04%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 27
Expense for the year										0	0
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								58.00%
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								62.00%
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								59.00%
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro								5.5
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro								6
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro								6.5
OSA 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 15.93
Exercise price (in euros per share) | € / shares							€ 14.97
Risk-free rate							0.23%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 31
Expense for the year										0	0
OSA 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							58.00%
OSA 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							61.00%
OSA 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							59.00%
OSA 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro							5.5
OSA 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro							6
OSA 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro							6.5
OSA 2017 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 15.93
Exercise price (in euros per share) | € / shares							€ 14.97
Volatility							59.00%
Maturity (in years) | uSDollarPerEuro							5,000
Risk-free rate							0.11%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 35
Expense for the year										0	0
OSA 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares						€ 12.87
Exercise price (in euros per share) | € / shares						€ 12.87
Volatility						35.00%
Risk-free rate						0.00%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 252
Expense for the year										0	6
OSA 2018 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro						5.5
OSA 2018 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro						6
OSA 2018 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro						6.5
OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares					€ 11.08
Exercise price (in euros per share) | € / shares					€ 11.08
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 140
Expense for the year										13	27
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility					38.10%
Risk-free rate					0.103%
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility					37.40%
Risk-free rate					0.149%
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro					6
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro					6.5
OSA 2019-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares				€ 6.41
Exercise price (in euros per share) | € / shares				€ 6.41
Volatility				37.00%
Maturity (in years) | uSDollarPerEuro				10,000
Risk-free rate				0.40%
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 252
Expense for the year										0	0
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares			€ 6.25
Exercise price (in euros per share) | € / shares			€ 6.25
Volatility			38.00%
Maturity (in years) | uSDollarPerEuro			10,000
Risk-free rate			0.31%
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 939
Expense for the year										225	172
OSA 2021-04 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 13.60
Exercise price (in euros per share) | € / shares		€ 13.74
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 684
Expense for the year										80	0
OSA 2021-04 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		38.90%
Risk-free rate		(0.38%)
OSA 2021-04 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		37.80%
Risk-free rate		(0.33%)
OSA 2021-04 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		38.30%
Risk-free rate		(0.28%)
OSA 2021-04 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro		5.5
OSA 2021-04 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro		6
OSA 2021-04 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro		6.5
OSA 2021-04 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 13.60
Exercise price (in euros per share) | € / shares		€ 13.74
Volatility		39.10%
Maturity (in years) | uSDollarPerEuro		10,000
Risk-free rate		0.03%
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 1,816
Expense for the year										39	0
OSA 2021-06 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares	€ 12.20
Exercise price (in euros per share) | € / shares	€ 12.99
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 246
Expense for the year										4	0
OSA 2021-06 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	39.20%
Risk-free rate	(0.35%)
OSA 2021-06 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	37.80%
Risk-free rate	(0.30%)
OSA 2021-06 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	38.10%
Risk-free rate	(0.26%)
OSA 2021-06 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro	5.5
OSA 2021-06 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro	6
OSA 2021-06 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro	6.5
OSA 2021-06 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares	€ 12.20
Exercise price (in euros per share) | € / shares	€ 12.99
Volatility	39.10%
Maturity (in years) | uSDollarPerEuro	10,000
Risk-free rate	0.13%
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 212
Expense for the year										€ 5	€ 0